BHILL Fund
Schedule of Investments
December 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 69.3%	Shares	Value
Invesco Preferred ETF	209,500	$2,354,780
iShares 0-5 Year High Yield Corporate Bond ETF (a)	797,028	34,168,590
iShares 0-5 Year Investment Grade Corporate Bond ETF	75,804	3,843,263
iShares 20+ Year Treasury Bond ETF	118,245	10,306,234
iShares Preferred and Income Securities ETF	278,337	8,617,313
VanEck Long Muni ETF	67,109	1,176,488
Vanguard Long-Term Corporate Bond ETF	24,543	1,861,587
TOTAL EXCHANGE TRADED FUNDS (Cost $62,670,601)		62,328,255

PREFERRED STOCKS - 18.5%	Shares	Value
Closed-end Funds - 2.1%
Virtus Convertible & Income Fund, Series A, 5.63%, Perpetual (b)	86,772	1,860,392

Insurance - 4.4%
Lincoln National Corp. Depositary Shares, Series D, 9.00%, Perpetual (b)	149,032	3,998,528

REITS - 12.0%
AGNC Investment Corp., Series H, 8.75%, Perpetual	98,193	2,478,391
AGNC Investment Corp. Depositary Shares, Series F, 8.86% (3 mo. Term SOFR + 4.96%), Perpetual	190,784	4,681,840
Annaly Capital Management, Inc., Series I, 8.90% (3 mo. Term SOFR + 5.25%), Perpetual	143,151	3,660,371
		10,820,602
TOTAL PREFERRED STOCKS (Cost $16,810,876)		16,679,522

CLOSED-END FUNDS - 7.2%	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	165,464	1,924,346
Nuveen Quality Municipal Income Fund	139,635	1,678,413
PIMCO Municipal Income Fund II	384,284	2,897,502
TOTAL CLOSED-END FUNDS (Cost $6,266,682)		6,500,261

CORPORATE BONDS - 2.5%	Par	Value
Insurance - 1.9%
Reinsurance Group of America, Inc., 7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052 (b)	$66,147	1,682,780

Private Equity - 0.6%
Carlyle Finance LLC, 4.63%, 05/15/2061 (b)	32,000	547,200
TOTAL CORPORATE BONDS (Cost $2,257,596)		2,229,980

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (c)	747,431	747,431
TOTAL MONEY MARKET FUNDS (Cost $747,431)		747,431

TOTAL INVESTMENTS - 98.3% (Cost $88,753,186)		88,485,449
Other Assets in Excess of Liabilities - 1.7%		1,494,993
TOTAL NET ASSETS - 100.0%		$89,980,442

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

AMT - Alternative Minimum Tax
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

BHILL Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$62,328,255	$–	$–	$62,328,255
Preferred Stocks	16,679,522	–	–	16,679,522
Closed-End Funds	6,500,261	–	–	6,500,261
Corporate Bonds	–	2,229,980	–	2,229,980
Money Market Funds	747,431	–	–	747,431
Total Investments	$86,255,469	$2,229,980	$–	$88,485,449

Refer to the Schedule of Investments for further disaggregation of investment categories.